Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, plant and equipment

12. Property, plant and equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost
At 1 January 2017	378	429	807
Additions	9	35	44
Fully depreciated assets written off	—	(19)	(19)
Disposals	—	(4)	(4)
Exchange and other adjustments	1	8	9

At 31 December 2017	388	449	837
Acquisition of businesses (note 11)	—	26	26
Additions	8	39	47
Fully depreciated assets written off	(11)	(167)	(178)
Disposals	—	(29)	(29)
Exchange and other adjustments	(3)	(4)	(7)

At 31 December 2018	382	314	696

Depreciation and impairment
At 1 January 2017	(78)	(310)	(388)
Provided	(7)	(28)	(35)
System Fund expense	—	(6)	(6)
Fully depreciated assets written off	—	19	19
Disposals	—	3	3
Exchange and other adjustments	(1)	(4)	(5)

At 31 December 2017	(86)	(326)	(412)
Provided	(6)	(34)	(40)
System Fund expense	—	(8)	(8)
Fully depreciated assets written off	11	167	178
Disposals	—	25	25
Exchange and other adjustments	—	8	8

At 31 December 2018	(81)	(168)	(249)

Net book value
At 31 December 2018	301	146	447
At 31 December 2017	302	123	425
At 1 January 2017	300	119	419

The Group’s property, plant and equipment mainly comprises hotels, but also offices and computer hardware, throughout the world. 41% (2017: 43%) of the net book value relates to the largest owned and leased hotel, of a total of 23 open hotels (2017: 12 open hotels). At 31 December 2018 and 31 December 2017, there were no hotels under construction.

The carrying value of property, plant and equipment held under finance leases at 31 December 2018 was $174m (2017: $181m).

25% (2017: 26%) of hotel properties by net book value were directly owned, with 53% (2017: 57%) held under leases having a term of 50 years or longer.

The table below analyses the net book value of the Group’s property, plant and equipment by operating segment at 31 December 2018:

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m
Land and buildings	289	0	0	12	301
Fixtures, fittings and equipment	40	34	0	72	146

	329	34	0	84	447